Loans and Allowance for Credit Losses (Details 9) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 209,835	$ 197,061
Total outstanding commitments	423,565	386,530
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	56,648	48,398
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,851	34,695
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	37,082	30,732
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,360	16,803
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	48,107	48,391
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	195,048	179,019
Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	14,787	18,042
Pass Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	199,091	183,346
Total outstanding commitments	410,457	370,031
Pass Internal Credit Rating [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	54,003	44,595
Pass Internal Credit Rating [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	30,733	28,155
Pass Internal Credit Rating [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	35,814	29,355
Pass Internal Credit Rating [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,910	16,262
Pass Internal Credit Rating [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,665	47,906
Pass Internal Credit Rating [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	185,125	166,273
Pass Internal Credit Rating [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	13,966	17,073
Special Mention Criticized Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,070	3,467
Total outstanding commitments	3,418	4,923
Special Mention Criticized Internal Credit Rating [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,047	1,545
Special Mention Criticized Internal Credit Rating [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	793	1,540
Special Mention Criticized Internal Credit Rating [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	19	29
Special Mention Criticized Internal Credit Rating [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	0	0
Special Mention Criticized Internal Credit Rating [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	24	70
Special Mention Criticized Internal Credit Rating [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,883	3,184
Special Mention Criticized Internal Credit Rating [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	187	283
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,674	10,248
Total outstanding commitments	9,690	11,576
Classified Criticized [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,598	2,258
Classified Criticized [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,325	5,000
Classified Criticized [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,249	1,348
Classified Criticized [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	450	541
Classified Criticized [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	418	415
Classified Criticized [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	8,040	9,562
Classified Criticized [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	634	686
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,744	13,715
Total outstanding commitments	13,108	16,499
Total Criticized [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,645	3,803
Total Criticized [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,118	6,540
Total Criticized [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,268	1,377
Total Criticized [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	450	541
Total Criticized [Member] | Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	442	485
Total Criticized [Member] | Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	9,923	12,746
Total Criticized [Member] | Covered Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 821	$ 969